Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Schedule of Controlling and Non-Controlling Interest

The table below shows the changes for the years ended December 31, 2025 and 2024:

	2025	2024

Balance at beginning of year	$28,224	$24,841
Share of profits and losses for the year	(1,240)	(7,323)
Share of translation effects of foreign subsidiaries	2,745	10,706
Balance at the end of the year	$29,729	$28,224